Income Taxes (Components of the provision (benefit) for income taxes) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current [Abstract]
Federal			$ 25	$ (26)	$ 0
State			156	83	0
Foreign			55	9	0
Current Income Tax Expense (Benefit)			236	66	0
Deferred [Abstract]
Federal			60	(310)	0
State			9	(96)	0
Foreign			(20)	(27)	0
Deferred Income Tax Expense (Benefit)			49	(433)	0
Total Income Tax Expense (Benefit)	$ 379	$ 174	$ 285	$ (367)	$ 0